Cover Page	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Entity Registrant Name	CYCLERION THERAPEUTICS, INC.
Document Type	S-4
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0001755237
Amendment Flag	false
Entity Tax Identification Number	83-1895370
Entity Incorporation, State or Country Code	MA
Entity Address, Address Line One	245 First Street, 18th Floor
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	857
Local Phone Number	327-8778
Entity Primary SIC Number	2834
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	245 First Street, 18th Floor
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	857
Local Phone Number	327-8778
Contact Personnel Name	Regina Graul, Ph.D.